Commitments and Contingencies - Gross Held-to-Maturity Investments (Parenthetical) (Detail) (US Treasury Notes Securities [Member])	12 Months Ended
Dec. 31, 2013
US Treasury Notes Securities [Member]
Held-to-maturity Securities [Abstract]
Debt Instrument, maturity date	Jun. 30, 2014
Interest rate	1.75%